Interests in Other Entities - Schedule of Subsidiaries With Significant Non-Controlling Interests (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2018
Disclosure of subsidiaries [line items]
Profit attributable to non-controlling interests	£ 22	£ 21	£ 27
Accumulated non-controlling interests of the subsidiary	151	152
Total assets	283,372	314,765	302,511	£ 314,505
Total liabilities	267,463	298,560	287,058
Profit for the year	1,104	1,256	1,319
Total comprehensive income for the year	1,507	934	£ 1,134
Subsidiaries with material non-controlling interests [member]
Disclosure of subsidiaries [line items]
Profit attributable to non-controlling interests	22	21
Accumulated non-controlling interests of the subsidiary	151	152
Dividends paid to non-controlling interests	22	19
Total assets	3,289	3,215
Total liabilities	2,987	2,909
Profit for the year	43	43
Total comprehensive income for the year	£ 43	£ 43